Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and purchased parts	$ 934	$ 977	$ 630
Work in progress	3,126	3,656	3,084
Finished goods	8,403	536	381
Inventories, gross	12,463	5,169	4,095
Less: inventory reserve	(828)	(929)	(839)
Total inventories, net	$ 11,635	$ 4,240	$ 3,256